Other Receivables and Prepayment and Other Payables and Accrued Liabilities	6 Months Ended
Jun. 30, 2025
Other Receivables and Prepayment and Other Payables and Accrued Liabilities [Abstract]
OTHER RECEIVABLES AND PREPAYMENT AND OTHER PAYABLES AND ACCRUED LIABILITIES
12	OTHER RECEIVABLES AND PREPAYMENT AND OTHER PAYABLES AND ACCRUED LIABILITIES

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Other Receivables
Project deposits	323,067	1,162,562	275,979
Prepayment to suppliers	10,743,527	10,981,418	2,606,864
Other receivables	240,666	280,382	66,560
Other deposits	366,513	991,684	235,415
Other prepayments	1,271,021	1,056,341	250,763
Other current assets	—	3,490,940	828,710
	12,944,794	17,963,327	4,264,291

Included in the other current assets of the Group are commitment fee and deferred transaction costs of attributable to the convertible securities payable.

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Other Payables
Accrued staff cost	683,062	353,692	83,963
Other payables and accrued expenses	30,314,506	10,491,985	2,490,679
Prepayment from customer	818,931	1,964,674	466,391
	31,816,499	12,810,351	3,041,033